Expense Example - FidelityValueDiscoveryFund-RetailPRO - FidelityValueDiscoveryFund-RetailPRO - Fidelity Value Discovery Fund - Fidelity Value Discovery Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037